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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 7, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0_______

Form 13F Information Table Entry Total:  ______88________

Form 13F Information Table Value Total: $____2,169,941______
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON AUGUST 29, 2005 FOR THE PERIOD ENDING JUNE 30, 2005. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.



List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC              COM               00437V104     9179       202184       SH       N/A   NONE 202184    0   0
ACCREDO HEALTH INC              COM               00437V104     11227      247288       SH       N/A   NONE 247288    0   0
AMERICAN TOWER CORP             CL A              029912201     986        46925        SH       N/A   NONE 46925     0   0
AMERICAN TOWER CORP             CL A              029912201     1480       70387        SH       N/A   NONE 70387     0   0
ARGOSY GAMING CO                COM               040228108     9388       201415       SH       N/A   NONE 201415    0   0
ARGOSY GAMING CO                COM               040228108     13523      290131       SH       N/A   NONE 290131    0   0
ASK JEEVES INC                  COM               045174109     30917      1023743      SH       N/A   NONE 1023743   0   0
ASK JEEVES INC                  COM               045174109     45198      1496626      SH       N/A   NONE 1496626   0   0
AT&T CORP                       COM NEW           001957505     1160       60922        SH       N/A   NONE 60922     0   0
AT&T CORP                       COM NEW           001957505     1254       65880        SH       N/A   NONE 65880     0   0
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109     439        13640        SH       N/A   NONE 13640     0   0
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109     509        15800        SH       N/A   NONE 15800     0   0
GILLETTE CO                     COM               375766102     125706     2482846      SH       N/A   NONE 2482846   0   0
GILLETTE CO                     COM               375766102     166494     3288454      SH       N/A   NONE 3288454   0   0
GREAT LAKES CHEM CORP           COM               390568103     3555       112976       SH       N/A   NONE 112976    0   0
GREAT LAKES CHEM CORP           COM               390568103     4308       136902       SH       N/A   NONE 136902    0   0
GUIDANT CORP                    CALL              401698905     2241       7862             CALL N/A   NONE 7862      0   0
GUIDANT CORP                    CALL              401698905     2644       9277             CALL N/A   NONE 9277      0   0
GUIDANT CORP                    COM               401698105     9900       147100       SH       N/A   NONE 147100    0   0
GUIDANT CORP                    COM               401698105     191503     2845515      SH       N/A   NONE 2845515   0   0
GUIDANT CORP                    PUT               401698955     9373       17520            PUT  N/A   NONE 17520     0   0
GUIDANT CORP                    PUT               401698955     525        678              PUT  N/A   NONE 678       0   0
GUIDANT CORP                    PUT               401698955     1632       4731             PUT  N/A   NONE 4731      0   0
GUIDANT CORP                    PUT               401698955     3646       7220             PUT  N/A   NONE 7220      0   0
GUIDANT CORP                    PUT               401698955     11728      21921            PUT  N/A   NONE 21921     0   0
GUIDANT CORP                    PUT               401698955     787        1016             PUT  N/A   NONE 1016      0   0
GUIDANT CORP                    PUT               401698955     1926       5582             PUT  N/A   NONE 5582      0   0
GUIDANT CORP                    PUT               401698955     4203       8323             PUT  N/A   NONE 8323      0   0
HARRAHS ENTMT INC               COM               413619107     15349      212971       SH       N/A   NONE 212971    0   0
HARRAHS ENTMT INC               COM               413619107     27849      386411       SH       N/A   NONE 386411    0   0
HIBERNIA CORP                   CL A              428656102     39342      1185714      SH       N/A   NONE 1185714   0   0
HIBERNIA CORP                   CL A              428656102     53475      1611656      SH       N/A   NONE 1611656   0   0
INAMED CORP                     COM               453235103     1410       21051        SH       N/A   NONE 21051     0   0
INAMED CORP                     COM               453235103     1525       22763        SH       N/A   NONE 22763     0   0
INSIGHT COMMUNICATIONS INC      CL A              45768V108     2649       239740       SH       N/A   NONE 239740    0   0
INSIGHT COMMUNICATIONS INC      CL A              45768V108     3186       288354       SH       N/A   NONE 288354    0   0
MACROMEDIA INC                  COM               556100105     13627      356534       SH       N/A   NONE 356534    0   0
MACROMEDIA INC                  COM               556100105     16904      442282       SH       N/A   NONE 442282    0   0
MBNA CORP                       COM               55262L100     12828      490350       SH       N/A   NONE 490350    0   0
MBNA CORP                       COM               55262L100     13871      530250       SH       N/A   NONE 530250    0   0
MCI INC                         COM               552691107     163599     6363238      SH       N/A   NONE 6363238   0   0
MCI INC                         COM               552691107     235243     9149880      SH       N/A   NONE 9149880   0   0
MISSION RESOURCES CORP          COM               605109107     6693       829343       SH       N/A   NONE 829343    0   0
MISSION RESOURCES CORP          COM               605109107     5197       644017       SH       N/A   NONE 644017    0   0
MITTAL STEEL CO N V             NY REG SH CL A    60684P101     5755       242436       SH       N/A   NONE 242436    0   0
MITTAL STEEL CO N V             NY REG SH CL A    60684P101     648        27307        SH       N/A   NONE 27307     0   0
MITTAL STEEL CO N V             NY REG SH CL A    60684P101     7176       302262       SH       N/A   NONE 302262    0   0
NEIGHBORCARE INC                COM               64015Y104     5705       172000       SH       N/A   NONE 172000    0   0
NEIGHBORCARE INC                COM               64015Y104     3068       92483        SH       N/A   NONE 92483     0   0
NEIMAN MARCUS GROUP INC         CL A              640204202     14713      151810       SH       N/A   NONE 151810    0   0
NEIMAN MARCUS GROUP INC         CL A              640204202     23211      239490       SH       N/A   NONE 239490    0   0
NEXTEL COMMUNICATIONS INC       CL A              65332V103     7738       239500       SH       N/A   NONE 239500    0   0
NEXTEL COMMUNICATIONS INC       CL A              65332V103     38398      1188410      SH       N/A   NONE 1188410   0   0
NEXTEL COMMUNICATIONS INC       CL A              65332V103     49890      1544101      SH       N/A   NONE 1544101   0   0
NEXTEL PARTNERS INC             CL A              65333F107     88864      3530560      SH       N/A   NONE 3530560   0   0
NEXTEL PARTNERS INC             CL A              65333F107     96093      3817767      SH       N/A   NONE 3817767   0   0
NUANCE COMMUNICATIONS INC       COM               669967101     2399       533187       SH       N/A   NONE 533187    0   0
NUANCE COMMUNICATIONS INC       COM               669967101     2858       635183       SH       N/A   NONE 635183    0   0
PROVIDIAN FINL CORP             COM               74406A102     4858       275539       SH       N/A   NONE 275539    0   0
PROVIDIAN FINL CORP             COM               74406A102     5253       297960       SH       N/A   NONE 297960    0   0
QWEST COMMUNICATIONS INTL IN    COM               749121109     1336       360015       SH       N/A   NONE 360015    0   0
QWEST COMMUNICATIONS INTL IN    COM               749121109     1633       440085       SH       N/A   NONE 440085    0   0
QWEST COMMUNICATIONS INTL IN    PUT               749121959     522        3600             PUT  N/A   NONE 3600      0   0
QWEST COMMUNICATIONS INTL IN    PUT               749121959     638        4400             PUT  N/A   NONE 4400      0   0
RENAL CARE GROUP INC            COM               759930100     18429      399753       SH       N/A   NONE 399753    0   0
RENAL CARE GROUP INC            COM               759930100     26604      577094       SH       N/A   NONE 577094    0   0
SCHOOL SPECIALTY INC            COM               807863105     1303       28020        SH       N/A   NONE 28020     0   0
SCHOOL SPECIALTY INC            COM               807863105     1409       30300        SH       N/A   NONE 30300     0   0
STORAGE TECHNOLOGY CORP         COM PAR $0.10     862111200     20972      577913       SH       N/A   NONE 577913    0   0
STORAGE TECHNOLOGY CORP         COM PAR $0.10     862111200     22679      624937       SH       N/A   NONE 624937    0   0
SUNGARD DATA SYS INC            COM               867363103     20425      580742       SH       N/A   NONE 580742    0   0
SUNGARD DATA SYS INC            COM               867363103     34332      976183       SH       N/A   NONE 976183    0   0
SUNGARD DATA SYS INC            COM               867363103     376        5182         SH       N/A   NONE 5182      0   0
SUNGARD DATA SYS INC            PUT               867363953     250        3454             PUT  N/A   NONE 3454      0   0
TITAN CORP                      COM               888266103     28633      1259134      SH       N/A   NONE 1259134   0   0
TITAN CORP                      COM               888266103     32579      1432658      SH       N/A   NONE 1432658   0   0
TOYS R US INC                   COM               892335100     12323      465387       SH       N/A   NONE 465387    0   0
TOYS R US INC                   COM               892335100     27259      1029413      SH       N/A   NONE 1029413   0   0
TRANSACTION SYS ARCHITECTS      COM               893416107     630        25595        SH       N/A   NONE 25595     0   0
TRANSACTION SYS ARCHITECTS      COM               893416107     770        31282        SH       N/A   NONE 31282     0   0
TRANSKARYOTIC THERAPIES INC     COM               893735100     5501       150371       SH       N/A   NONE 150371    0   0
TRANSKARYOTIC THERAPIES INC     COM               893735100     7234       197755       SH       N/A   NONE 197755    0   0
UNOCAL CORP                     CALL              915289902     692        1370             CALL N/A   NONE 1370      0   0
UNOCAL CORP                     CALL              915289902     917        1815             CALL N/A   NONE 1815      0   0
UNOCAL CORP                     COM               915289102     121953     1874755      SH       N/A   NONE 1874755   0   0
UNOCAL CORP                     COM               915289102     16130      247965       SH       N/A   NONE 247965    0   0
WESTERN WIRELESS CORP           CL A              95988E204     57582      1361280      SH       N/A   NONE 1361280   0   0
WESTERN WIRELESS CORP           CL A              95988E204     72025      1702708      SH       N/A   NONE 1702708   0   0